Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 30, 2015	Nov. 30, 2025	Nov. 30, 2016	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
C000030210 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Federated Hermes International Bond Strategy Portfolio
Accumulated Value	$ 10,000		$ 10,508	$ 11,457	$ 10,942	$ 12,027	$ 13,150	$ 12,769	$ 10,578	$ 11,040	$ 12,216	$ 13,146
Fifty Bloomberg Emerging Markets Seasoned ex Aggregate Eurodollar Index and 50 J P Morgan Global ex U S Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		50% Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index and 50% J.P. Morgan Global (ex-U.S.) Government Bond Index
Accumulated Value	10,000		10,789.52351	11,853.75517	11,332.61533	12,243.25814	13,103.8917	12,533.31464	10,339.27665	10,823.11673	11,933.08413	12,809.08333
J P Morgan Global ex U S Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Global (ex-U.S.) Government Bond Index
Accumulated Value	10,000		10,449.084	11,367.4007	10,891.68862	11,673.98525	12,716.08806	11,845.75194	9,130.625045	9,081.686721	9,164.690613	9,413.940871
Bloomberg Emerging Markets Seasoned ex Aggregate Eurodollar Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index
Accumulated Value	10,000		11,121.44347	12,330.0799	11,746.53223	12,766.1154	13,326.79022	13,078.22264	11,516.26651	12,670.46901	15,232.22523	17,038.9155
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Accumulated Value	$ 10,000		$ 10,310.222	$ 10,983.73003	$ 10,673.74062	$ 11,566.89148	$ 12,535.87311	$ 12,123.20596	$ 10,084.65493	$ 10,290.95168	$ 10,768.63398	$ 11,368.6235